Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15—SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2021 to the date these unaudited condensed consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these unaudited condensed consolidated financial statements, except as set forth below.

Amendment to Securities Purchase Agreement

On October 20, 2020, the Company entered into a securities purchase agreement, which was amended on December 8, 2020, with ACI and 1 Stop Electronics Center, Inc., Gold Coast Appliances, Inc., Superior Deals Inc., Joe's Appliances LLC and YF Logistics LLC (collectively, "Appliances Connection") and the sellers set forth on Exhibit A thereto, pursuant to which ACI agreed to acquire all of the issued and outstanding capital stock or other equity securities of Appliances Connection for an aggregate purchase price of $210,000,000, subject to adjustment, consisting of (i) $168,000,000 in cash, (ii) 2,333,333 shares of the Company's common stock having a stated value that is equal to $21,000,000, and (iii) a number of shares of the Company's common stock that is equal to (A) $21,000,000 divided by (B) the average of the closing price of the Company's common stock (as reported on the NYSE American) for the 20 trading days immediately preceding the 3rd trading day prior to the closing date of the transaction.

On April 6, 2021, the parties entered into an amendment to the securities purchase agreement, pursuant to which (i) the outside date (as defined in the securities purchase agreement) by which the closing of the securities purchase agreement must be completed was changed to June 30, 2021, (ii) the definition of net working capital set forth in the securities purchase agreement was revised to clarify that the accrued liabilities for potential sales tax will not be included in such calculation, and (iii) the condition to closing the transaction contemplated by the securities purchase agreement relating to a lease for the Gold Coast location was deleted, because such lease has since been terminated.

Amendment to Equity Incentive Plan Increase

On April 9, 2021, the board of directors approved an amendment to the Plan to increase the number of shares of common Stock reserved for issuance under the Plan from 555,000 to 1,000,000 shares. Such increase was approved by the Company's stockholders effective as of May 13, 2021.

Repayment of Note

On May 10, 2021, the Company repaid the Arvest loan (see Note 10) by transferring principal and accrued interest from the restricted cash account.

NOTE 19—SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2020 to the date these consolidated financial statements were issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as set forth below.

Lease Agreement

On January 13, 2021, the Company entered into a lease agreement with Westgate 200, LLC for a new premises in St. Charles, Missouri. The lease is for a term of 63 months with two (2) options to renew for additional five (5) year periods and provides for a base rent of $4.35 per square foot per year with 2.5% annual increases and a three-month abatement, resulting in a base rent during the first year of $20,976.79 per month, increasing to a base rent during the fifth year of $23,146.80 per month. The Company must also pay its 29% pro rata portion of the property taxes, operating expenses and insurance costs and is also responsible to pay for the utilities used on the premises. In the event of late payment, interest shall accrue on the unpaid amount at the rate equal to the greater of (i) two (2) percentage points in excess of the prime lending rate as established by U.S. Bank, N.A., or (ii) the default rate applicable to the first priority mortgage in effect at the time such default interest rate is imposed.

The lease contains customary events of default, including (i) if the Company shall fail to pay rent within five (5) days after the due date, (ii) if the Company shall fail to observe or perform any other terms, covenants, conditions or provisions under the lease and fail to cure such default within thirty (30) days after written notice to the Company, (iii) if the Company fails to occupy all or any material portion of the lease premises for more than ninety (90) consecutive days, for reasons other than force majeure, and fails to pay all costs incurred by the landlord as a result of such failure to occupy, and other customary representations, warranties and covenants.

Securities Purchase Agreement

On March 19, 2021, the Company entered into a Securities Purchase Agreement (the "Purchase Agreement") with two institutional investors (each, a "Purchaser" and together, the "Purchasers"), pursuant to which the Company issued to each Purchaser (i) a 10% OID senior secured promissory note in the principal amount of $2,750,000 (together, the "Notes") and (ii) a four-year warrant to purchase 200,000 shares of the Company's common stock at an exercise price of $12.00, subject to adjustments, which may be exercised on a cashless basis (together, the "Warrants"), for a purchase price of $2,500,000 each, or $5,000,000 in the aggregate. After deducting a placement fee and other expenses, the Company received net proceeds of $4,590,000.

The Notes bear interest at a rate of 10% per annum and mature on December 19, 2021. The Notes may be prepaid by the Company in whole or in part at any time or from time to time without penalty or premium upon at least five (5) days prior written notice, which notice period may be waived by the holder. In addition, if the Company issues and sells shares of its equity securities to investors on or before the maturity date in an equity financing with total gross proceeds of not less than $10,000,000 (excluding the conversion of the notes or other convertible securities issued for capital raising purposes), then the Company must repay the then-outstanding principal amount of the Notes and any accrued but unpaid interest.

The Notes are secured by a first priority security interest in all of the Company's assets and contain customary events of default. Upon, and during the continuance of, an event of default, the Notes are convertible, in whole or in part, at the option of the holder into shares of common stock at a conversion price equal to $12.00, or if lower, 80% of the lowest volume weighted average price for the twenty (20) consecutive trading days prior to the applicable conversion date, but in no event less than $9.00. The conversion price will be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock. In addition, if the Company sells or grants any common stock or securities convertible into or exchangeable for common stock or grants any right to reprice such securities at an effective price per share that is lower than the then conversion price, the conversion price shall be reduced to such price, subject to certain exceptions set forth in the Notes.

Notwithstanding the foregoing, the Company shall not effect any conversion of a Note, and a holder shall not have the right to convert any principal and/or interest of a Note, to the extent that after giving effect to the conversion the holder (together with the holder's affiliates and any persons acting as a group together with the holder or any of the holder's affiliates) would beneficially own over 4.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Note. The holder may, upon not less than 61 days' prior notice to the Company, increase or decrease such limitation, provided that such limitation in no event exceeds 9.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Note. The Warrants also contain this beneficial ownership limitation.

The Purchase Agreement contains customary representations, warranties and covenants for a transaction of this type. Pursuant to the Purchase Agreement, the Purchasers were granted piggy-back registration rights with respect to the shares issuable upon conversion of the Notes and exercise of the Warrants. The Company also agreed that, until the date that no Purchasers own any securities, the Company will timely file (or obtain extensions in respect thereof and file within the applicable grace period) all reports required to be filed by the Company pursuant to the Exchange Act even if the Company is not then subject to the reporting requirements of the Exchange Act. In addition, the Company agreed that, so long as any of the Notes remain outstanding, neither the Company, nor any subsidiary of the Company, shall, without each Purchaser's written consent and subject to certain exceptions set forth in the Purchase Agreement:

●	sell, lease or otherwise dispose of any significant portion of its assets outside the ordinary course of business;

●	incur, create, assume or suffer to exist any lien on any of its property or assets, except for certain liens set forth in the Purchase Agreement;

●	incur or suffer to exist or guarantee any indebtedness that is senior to or pari passu with (in priority of payment and performance) the Company's obligations under the Purchase Agreement except for non-equity linked indebtedness relating to the acquisition of inventory secured by certain liens;

●	pay, declare or set apart for such payment, any dividend or other distribution (whether in cash, property or other securities) on shares of capital stock, other than dividends on shares of common stock solely in the form of additional shares of common stock, or directly or indirectly or through any subsidiary make any other payment or distribution in respect of its capital stock;

●	redeem, repurchase or otherwise acquire in any one transaction or series of related transactions any shares of capital stock of the Company or any warrants, rights or options to purchase or acquire any such shares, or repay any pari passu or subordinated indebtedness of the Company other than non-equity linked indebtedness relating to the acquisition of inventory secured by certain liens;

●	lend money, give credit, make advances to or enter into any transaction with any person, firm, joint venture or corporation, including, without limitation, officers, directors, employees, subsidiaries and affiliates of the Company, except loans, credits or advances (i) in existence or committed on the closing date and which the Company has informed each Purchaser in writing prior to the closing date, (ii) in regard to transactions with unaffiliated third parties, made in the ordinary course of business, or (iii) in regard to transactions with unaffiliated third parties, not in excess of $50,000; or

●	repay any affiliate (as defined in Rule 144) of the Company in connection with any indebtedness or accrued amounts owed to any such party.